Retirement Plans (Changes In Benefit Obligation) (Details) - USD ($) $ in Millions	12 Months Ended
	May 29, 2016	May 31, 2015	May 25, 2014
Defined Benefit Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period	$ 288.4	$ 283.9
Service cost	0.0	1.1	$ 4.4
Interest cost	10.6	10.0	10.2
Plan amendments	0.0	0.0
Plan settlements	0.0	(15.8)
Participant contributions	0.0	0.0
Benefits paid	(15.9)	(8.6)
Actuarial loss	15.4	17.8
Benefit obligation at end of period	298.5	288.4	283.9
Postretirement Benefit Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period	18.0	38.5
Service cost	0.2	0.5	0.7
Interest cost	0.8	1.0	1.4
Plan amendments	0.0	(26.9)
Participant contributions	0.0	0.4
Benefits paid	(1.1)	(1.5)
Actuarial loss	2.0	6.0
Benefit obligation at end of period	$ 19.9	$ 18.0	$ 38.5